Income Taxes - Schedule of Reconciliation of the Statutory Income Tax Rate (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Schedule of Reconciliation of the Statutory Income Tax Rate [Abstract]
Income (loss) before tax	$ (553,142)	$ 79,327	$ (713,442)	$ 28,788
Multiplied by the statutory income tax rates	26.39%	26.39%	26.39%	26.39%
Statutory income tax rate	$ (145,974)	$ 20,934	$ (188,277)	$ 7,597
Income tax recorded at rates different from the Canadian tax rate	(929)	(3,508)	(1,267)	(4,695)
Permanent differences	116,856	(8,074)	132,177	3,034
Effect of temporary differences not recognised as deferred tax assets	34,198	(16,307)	53,915	(12,767)
Foreign taxes	25	(669)	25	(134)
Change in estimates related to prior periods	4,977	90	4,977	90
Excess tax benefits on share-based payments recognised directly in equity	545		545
Foreign exchange	(4,290)	10,918	(6,038)	11,177
Other		414		414
Tax expense (recovery)	$ 5,408	$ 3,798	$ (3,943)	$ 4,716
Effective income tax rate	(0.98%)	4.79%	0.55%	16.38%